AST ClearBridge Dividend Growth Portfolio
SUMMARY: AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek income, capital preservation, and capital appreciation.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- AST ClearBridge Dividend Growth Portfolio}		AST ClearBridge Dividend Growth Portfolio AST ClearBridge Dividend Growth Portfolio
Management Fees		0.66%
Distribution and/or Service Fees (12b-1 fees)		0.25%
Other Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.93%
Fee Waiver and/or Expense Reimbursement		(0.11%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.82%
[1]	The Manager has contractually agreed to waive 0.11% of its investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

Example.
The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example {- AST ClearBridge Dividend Growth Portfolio}	1 Year	3 Years	5 Years	10 Years
AST ClearBridge Dividend Growth Portfolio | AST ClearBridge Dividend Growth Portfolio | USD ($)	84	285	504	1,133

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 17% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in equity or equity-related securities, which ClearBridge Investments, LLC (ClearBridge), the subadviser to the Portfolio, believes have the ability to increase dividends over the longer term. ClearBridge manages the Portfolio to provide exposure to companies that either pay an existing dividend or have the potential to pay and/or significantly grow their dividends. To do so, ClearBridge conducts fundamental research to screen for companies that have attractive dividend yields, a history and potential for positive dividend growth, strong balance sheets, and reasonable valuations.
Principal Risks of Investing in the Portfolio.
The risks summarized below are the principal risks of investing in the Portfolio. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolio makes every effort to achieve its objectives, the Portfolio cannot guarantee success.

Asset Transfer Program Risk. Predetermined, nondiscretionary mathematical formulas used by the Participating Insurance Companies to manage the guarantees offered in connection with certain benefit programs under the Contracts may result in systematic transfers of assets among the investment options under the Contracts, including the Portfolio. These formulas may result in large-scale asset flows into and out of the Portfolio, which could adversely affect the Portfolio, including its risk profile, expenses and performance. For example, the asset flows may adversely affect performance by requiring the Portfolio to purchase or sell securities at inopportune times, by otherwise limiting the subadviser's ability to fully implement the Portfolio's investment strategies, or by requiring the Portfolio to hold a larger portion of its assets in highly liquid securities than it otherwise would hold. The asset flows may also result in high turnover, low asset levels and high operating expense ratios for the Portfolio. The efficient operation of the asset flows depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended which in turn could adversely affect performance.

Equity Securities Risk. The value of a particular stock or equity-related security held by the Portfolio could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer's financial condition or the value of the equity markets or a sector of those markets. Such events may result in losses to the Portfolio.

Expense Risk. The actual cost of investing in the Portfolio may be higher than the expenses shown in the "Annual Portfolio Operating Expenses" table above for a variety of reasons, including, for example, if the Portfolio's average net assets decrease.

Foreign Investment Risk. Investments in foreign securities generally involve more risk than investing in securities of US issuers, including: changes in currency exchange rates may affect the value of foreign securities held by the Portfolio; foreign markets generally are more volatile than, and generally are not subject to regulatory requirements comparable to, US markets; foreign financial reporting standards usually differ from those in the US; foreign exchanges are often less liquid than US markets; political developments may adversely affect the value of foreign securities; and foreign holdings may be subject to special taxation and limitations on repatriating investment proceeds.

Investment Style Risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions.

Market and Management Risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Portfolio may not produce the intended or desired results.

Portfolio Turnover Risk. The subadviser may engage in active trading on behalf of the Portfolio—that is, frequent trading of their securities—in order to take advantage of new investment opportunities or yield differentials. The Portfolio's turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.

Recent Events Risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory Risk. The Portfolio is subject to a variety of laws and regulations which govern its operations. The Portfolio is subject to regulation by the SEC. Similarly, the businesses and other issuers of the securities and other instruments in which the Portfolio invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Portfolio, a security, business, sector or market.

Selection Risk. The subadviser will actively manage the Portfolio by applying investment techniques and risk analyses in making investment decisions. There can be no guarantee that these investment decisions will produce the desired results and the Portfolio may underperform the market, the relevant indices, or other funds with similar investment objectives and strategies as a result of such investment decisions.
Past Performance.
The bar chart and table provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1 year and since inception of the Portfolio compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.
Annual Total Returns

Best Quarter:		Worst Quarter:
5.65%	2nd Quarter of 2014	0.24%	3rd Quarter of 2014

Average Annual Total Returns (For the periods ended December 31, 2014)
Average Annual Total Returns {- AST ClearBridge Dividend Growth Portfolio} - AST ClearBridge Dividend Growth Portfolio	1 Year	Since Inception	Inception Date
AST ClearBridge Dividend Growth Portfolio	13.61%	17.36%	Feb. 25, 2013
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	13.66%	20.68%	Feb. 25, 2013